SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE (Details) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2020	Mar. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.75
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,080,905
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.75	$ 5.75
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	17,770,190